UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-568-2126

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                  07-23-01
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                           RORER ASSET MANAGEMENT 13F REPORT AS OF 6/30/01

                             TITLE OF             VALUE      SHARES / SH / PUT /   INVST               VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)    PRN AMT  PRN  CALL  DISCRETN MANAGERS SOLE (A)   SHARED (B)   NONE (C)
      --------------          -----     -----    --------    -------  ---  ----  -------- -------- --------   ----------   -------
ABBOTT LABS                   COMMON 002824100     $2,595.90      54,070  SH     DEFINED    01              0         0      54,070
AES CORP                      COMMON 00130H105    $86,506.90   2,009,425  SH     DEFINED    01      1,673,131    14,260     322,034
ALLSTATE (THE) CORP.          COMMON 020002101   $396,913.02   9,022,812  SH     DEFINED    01      7,442,852    67,035   1,512,925
AMBAC INC COM                 COMMON 023139108     $7,113.73     122,229  SH     DEFINED    01          6,122         0     116,107
AMERICA ONLINE INC            COMMON 00184A105   $404,712.14   7,636,078  SH     DEFINED    01      6,316,446    56,183   1,263,449
AMERICAN HOME PRODUCTS        COMMON 026609107       $286.94       4,910  SH     DEFINED    01              0         0       4,910
AMERICAN INTERNTL. GROUP INC. COMMON 026874107   $375,463.78   4,380,743  SH     DEFINED    01      3,630,814    32,033     717,896
AMGEN INC.                    COMMON 031162100       $475.12       7,830  SH     DEFINED    01            330         0       7,500
ASTORIA FINL CORP COM         COMMON 046265104     $7,827.33     142,315  SH     DEFINED    01          7,145         0     135,170
AVON PRODUCTS INC             COMMON 054303102   $299,437.68   6,470,129  SH     DEFINED    01      5,272,051    43,260   1,154,818
BECKMAN COULTER INC           COMMON 075811109     $7,034.94     172,425  SH     DEFINED    01          8,685         0     163,740
BELL SOUTH CORP               COMMON 079860102   $307,133.48   7,626,838  SH     DEFINED    01      6,342,632    54,185   1,230,021
BERKSHIRE HATHAWAY INC        COMMON 084670207       $241.50         105  SH     DEFINED    01              0         0         105
BOEING CO                     COMMON 097023105   $327,776.75   5,895,265  SH     DEFINED    01      4,899,949    43,665     951,651
BRISTOL MYERS SQUIBB CO       COMMON 110122108   $341,192.91   6,523,683  SH     DEFINED    01      5,387,116    48,295   1,088,272
CENTREX CORP                  COMMON 152312104     $2,507.76      61,540  SH     DEFINED    01          3,035         0      58,505
CITIGROUP INCORPORATED        COMMON 172967101   $371,877.00   7,037,795  SH     DEFINED    01      5,807,403    51,300   1,179,092
COCA COLA CO.                 COMMON 191216100       $311.85       6,930  SH     DEFINED    01              0         0       6,930
COMPUTER SCIENCES CP          COMMON 205363104       $512.08      14,800  SH     DEFINED    01            760         0      14,040
COORS ADOLPH CO               COMMON 217016104     $5,127.64     102,185  SH     DEFINED    01          5,100         0      97,085
CULLEN FROST BANKERS          COMMON 229899109       $541.60      16,000  SH     DEFINED    01              0         0      16,000
DIGITAL LIGHTWAVE INC.        COMMON 253855100     $6,655.94     180,085  SH     DEFINED    01          8,880         0     171,205
DEVON ENERGY CORP NEW         COMMON 25179M103     $6,513.73     124,071  SH     DEFINED    01          6,332         0     117,739
E I DU PONT DE NEMOURS & CO   COMMON 263534109         $4.10          85  SH     DEFINED    01              0         0           0
ELECTRONIC DATA SYSTEMS       COMMON 285661104   $263,285.93   4,212,528  SH     DEFINED    01      3,488,100    31,010     693,418
EMERSON                       COMMON 291011104   $387,516.27   6,405,176  SH     DEFINED    01      5,294,016    46,775   1,064,385
ENRON CORP                    COMMON 293561106   $347,970.96   7,097,082  SH     DEFINED    01      5,850,646    51,421   1,195,015
EQUITABLE RES INC             COMMON 294549100     $5,997.47     180,050  SH     DEFINED    01          8,940         0     171,110
EXXONMOBIL CORP.              COMMON 30231G102   $316,943.63   3,628,411  SH     DEFINED    01      2,995,766    26,935     605,710
FANNIE MAE                    COMMON 313586109   $375,997.11   4,417,526  SH     DEFINED    01      3,651,023    32,570     733,933
FORTUNE BRANDS INC.           COMMON 349631101     $6,858.58     178,795  SH     DEFINED    01          8,995         0     169,800
GENERAL ELECTRIC CO.          COMMON 369604103     $2,049.94      42,050  SH     DEFINED    01            750         0      41,300
GENERAL DYNAMICS CORP.        COMMON 369550108   $428,734.04   5,510,012  SH     DEFINED    01      4,575,879    40,455     893,678
GOODRICH (B. F.) CO.          COMMON 382388106     $6,296.89     165,795  SH     DEFINED    01          8,370         0     157,425
GUIDANT CORP.                 COMMON 401698105       $275.94       7,665  SH     DEFINED    01            260         0       7,405
HCA-THE HEALTHCARE CO         COMMON 404119109   $533,047.82  11,795,694  SH     DEFINED    01      9,777,906    84,658   1,933,130
HIBERNIA CORP                 COMMON 428656102     $6,293.01     353,540  SH     DEFINED    01         17,730         0     335,810
INTEL CORPORATION             COMMON 458140100   $254,998.37   8,717,847  SH     DEFINED    01      7,213,526         0   1,442,231
INTERPUBLIC GROUP COS         COMMON 460690100       $216.60       7,380  SH     DEFINED    01              0         0       7,380
IVAX CORP                     COMMON 465823102     $6,694.80     171,662  SH     DEFINED    01          8,506         0     163,156
JEFFERSON PILOT CORP.         COMMON 475070108     $6,782.36     140,364  SH     DEFINED    01          7,027         0     133,337
JOHNSON & JOHNSON             COMMON 478160104   $280,113.49   5,602,271  SH     DEFINED    01      4,617,204    41,780     943,287
KERR-MCGEE CORP.              COMMON 492386107     $6,855.96     103,455  SH     DEFINED    01          5,155         0      98,300
LINCOLN NATL CORP             COMMON 534187109     $6,637.97     128,270  SH     DEFINED    01          6,345         0     121,925
LIZ CLAIBORNE INC.            COMMON 539320101     $5,196.85     103,010  SH     DEFINED    01          5,180         0      97,830
LOEWS CORP                    COMMON 540424108     $7,088.91     110,025  SH     DEFINED    01          5,420         0     104,605
LOWES COMPANIES INC.          COMMON 548661107   $547,203.52  12,112,084  SH     DEFINED    01      9,964,545    98,970   2,048,569
MARSH & MCLENNAN COS INC      COMMON 571748102   $479,728.29   4,749,784  SH     DEFINED    01      3,928,166    35,126     786,492
MBNA CORP COM                 COMMON 55262L100   $437,323.21  13,266,291  SH     DEFINED    01     10,984,899    97,575   2,183,817
MERCK & CO                    COMMON 589331107   $373,385.18   5,842,343  SH     DEFINED    01      4,814,454    42,668     985,221
MGM MIRAGE INC CO             COMMON 552953101     $2,476.34      82,655  SH     DEFINED    01          4,070         0      78,585
MICROSOFT CORP.               COMMON 594918104       $584.00       8,000  SH     DEFINED    01              0         0       8,000
OUTBACK STEAKHOUSE            COMMON 689899102     $5,690.02     197,570  SH     DEFINED    01          9,920         0     187,650
PALL CORP                     COMMON 696429307     $7,411.13     314,965  SH     DEFINED    01         15,815         0     299,150
PEPSICO INC.                  COMMON 713448108   $434,549.18   9,831,429  SH     DEFINED    01      8,133,834    71,935   1,625,660
PFIZER INC.                   COMMON 717081103     $1,639.65      40,940  SH     DEFINED    01            140         0      40,800
PHILLIP MORRIS COS. INS       COMMON 718154107       $456.75       9,000  SH     DEFINED    01              0         0       9,000
PHILLIPS PETROLEUM CO.        COMMON 718507106   $289,464.39   5,078,323  SH     DEFINED    01      4,283,663    31,990     762,670
QWEST COMMUNICATIONS INTL INC COMMON 749121109   $280,991.29   8,816,778  SH     DEFINED    01      7,303,772    64,932   1,448,074
RENT-A-CENTER INC.            COMMON 76009N100     $2,692.33      51,185  SH     DEFINED    01          2,525         0      48,660
ROYAL DUTCH PETRO-NY          COMMON 780257804       $233.08       4,000  SH     DEFINED    01              0         0       4,000
SCHERING PLOUGH CORP          COMMON 806605101       $768.29      21,200  SH     DEFINED    01              0         0      21,200
SCHOLASTIC CORP COM           COMMON 807066105     $2,645.77      62,845  SH     DEFINED    01          3,155         0      59,690
SOUTHWEST AIRLINES            COMMON 844741108   $115,787.51   6,262,197  SH     DEFINED    01      5,255,833    40,554     965,810
TENET HEALTH CARE             COMMON 88033G100     $7,510.83     145,587  SH     DEFINED    01          7,347         0     138,240
TEXACO INC                    COMMON 881694103   $337,610.16   5,067,861  SH     DEFINED    01      4,208,454    36,990     822,417
UNITED TECHNOLOGIES CORP      COMMON 913017109   $271,398.94   3,704,586  SH     DEFINED    01      3,067,427    27,495     609,664
UNOCAL CORP                   COMMON 915289102     $4,592.46     134,479  SH     DEFINED    01          6,714         0     127,765
UST INC                       COMMON 902911106     $5,044.87     174,805  SH     DEFINED    01          8,760         0     166,045
VIACOM INC CLASS B NON-VOTING COMMON 925524308   $465,942.50   9,003,687  SH     DEFINED    01      7,451,834    66,310   1,485,543
WALT DISNEY CO HLDG CO        COMMON 254687106       $260.01       9,000  SH     DEFINED    01              0         0       9,000
WASHINGTON MUTUAL INC.        COMMON 939322103       $730.09      19,443  SH     DEFINED    01          3,243         0      16,200
WILLIAMS COS. INC.            COMMON 969457100   $345,637.24  10,489,702  SH     DEFINED    01      8,668,757    76,590   1,744,355
WILLIAMS COMMUNICATIONS       COMMON 969455104       $108.19      36,428  SH     DEFINED    01          1,401         0      35,027
WORLDCOM INC.                 COMMON 98157D106       $204.62      14,409  SH     DEFINED    01          6,646         0       7,763

                                      TOTALS: $10,636,686.59 212,242,532                          172,500,901 1,519,045  38,222,501

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $10,636,686.59
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.